Long-Term Debt (Maturity Range) (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 28, 2014
Long-term Debt, Unclassified [Abstract]
Maturities of long-term debt in 2014	$ 250.3	$ 285.6
Maturities of long-term debt in 2015	129.3	128.4
Maturities of long-term debt in 2016	1.2	8.1
Maturities of long-term debt in 2017	0.9	0.9
Maturities of long-term debt in 2018	225.9	265.2
Maturities of long-term debt in 2019 and thereafter	$ 779.3	$ 779.8
Maturities of long-term debt range, start	Dec. 31, 2014
Maturities of long-term debt range, end	Dec. 31, 2018